Revenue (Tables)	12 Months Ended
Aug. 31, 2022
Revenue [Abstract]
Schedule of disaggregation of revenue
	For the year ended August 31,
	2020	2021	2022
	RMB	RMB	RMB
Tuition income from education programs	526,397	343,468	405,990
Tuition income from complementary training institutes	137,083	229,011	286,891
Meal income	143,475	259,190	358,643
Boarding income	187,672	88,600	145,077
Commission income	142,856	119,565	148,154
Consulting service income	160,469	113,426	125,365
Operation service income	-	-	59,702
Other revenues	182,235	254,878	187,915
Less: sales tax	3,840	6,358	3,772
Total	1,476,347	1,401,780	1,713,965

Schedule of contract balances
	As of August 31,
	2021	2022
	RMB	RMB
Accounts receivable, net of allowance	41,723	18,084
Contract liabilities - Current	425,954	516,731
Non-current contract liabilities	1,421	2,203
Refund liabilities	32,362	20,517